Property and equipment - Schedule of Expected Amortization Expense for the Next Five Years and Thereafter (Detail) $ in Thousands	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Abstract]
2023	$ 175
2024	175
2025	175
2026	140
2027	120
Thereafter	403
Amortization expense	$ 1,188